RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS

NOTE 12. RELATED PARTY TRANSACTIONS

The accounts receivable balance of $20,886 at December 31, 2011 is attributable to amounts due from Global Telesat Communications Ltd. (“GTCL”). GTCL is based in the United Kingdom and is controlled by a current officer of GTC. Total sales to GTCL were $184,789, and accounted for approximately 91% of WSGI’s total sales of $203,682 in 2011. The deferred revenues of $204,660 at December 31, 2011 include $4,660 associated with subscription sales to GTCL.